Form N-1A Cover	Nov. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS GROWTH STOCK FUND
Entity Central Index Key	0000063090
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Prospectus Date	Mar. 30, 2026